Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
January 31, 2023 - (Unaudited)
Exchange-Traded Funds — 43.42% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 381,000 $ 23,229,570
iShares Core MSCI Total International Stock ETF 361,400 22,753,744
iShares Core S&P 500 ETF 92,200 37,646,182
Schwab US Large-Cap ETF 776,700 37,367,037
SPDR Portfolio S&P 500 ETF 789,300 37,728,540
Vanguard FTSE All-World ex-US ETF 416,800 22,715,600
Vanguard S&P 500 ETF 100,800 37,642,752
Vanguard Total International Stock ETF 403,800 22,697,598
Total Exchange-Traded Funds
    (Cost $219,807,889) 241,781,023
U.S. Government & Agencies — 27.02%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 4.18%, 3/23/2023 $ 50,522,000 50,208,886
United States Treasury Bill, 4.24%, 4/11/2023 50,648,000 50,215,652
United States Treasury Bill, 4.58%, 5/16/2023 50,737,000 50,067,122
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $150,548,706) 150,491,660
Total Investments — 70.44%
    (Cost $370,356,595) 392,272,683
Other Assets in Excess of Liabilities — 29.56%
(c)
164,613,421
Net Assets — 100.00% $ 556,886,104
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
January 31, 2023 - (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future 37 March 2023 $ 4,847,974 $ 51,652
Copper Future
(a)
16 March 2023 1,690,400 19,725
Euro FX Future 236 March 2023 32,132,875 162,325
Euro STOXX 50 Future 617 March 2023 27,975,942 883,717
FTSE 100 Index Future 86 March 2023 8,216,098 218,323
Gold Future
(a)
49 April 2023 9,531,970 40,440
Hang Seng Index Future 15 February 2023 2,095,097 (42,542)
Japanese Yen Future 58 March 2023 5,599,538 (84,987)
Live Cattle Future
(a)
84 May 2023 5,477,640 66,970
LME Copper Future
(a)
13 March 2023 2,995,785 33,473
LME Primary Aluminum Future
(a)
11 March 2023 722,838 (450)
London Cocoa Future
(a)
72 March 2023 1,797,426 59,160
Mexican Peso Future 243 March 2023 6,404,265 310,010
MSCI EAFE Index Futures 44 March 2023 4,661,800 80,640
New Zealand Dollar Future 10 March 2023 646,400 (2,935)
NY Harbor ULSD Future
(a)
17 March 2023 2,245,387 (61,413)
NYBOT CSC Cocoa Future
(a)
28 March 2023 722,680 (21,930)
Platinum Future
(a)
13 April 2023 663,715 (16,240)
S&P/Toronto Stock Exchange 60 Index
Future
17
March 2023 3,204,302 26,207
Silver Future
(a)
14 March 2023 1,668,520 84,370
Soybean Future
(a)
64 March 2023 4,921,600 53,037
Soybean Meal Future
(a)
106 March 2023 5,132,520 231,980
Swiss Franc Future 27 March 2023 3,701,700 32,344
White Sugar (ICE) Future
(a)
23 February 2023 667,805 62,825
$ 2,186,701
SHORT CONTRACTS
10 Year US Treasury Note Future (274) March 2023 $ (31,377,384) $ (114,837)
5 Year US Treasury Note Future (263) April 2023 (28,730,646) (31,950)
Brent Crude Future
(a)
(350) March 2023 (29,911,000) 350,200
Canada Canola Future
(a)
(22) May 2023 (274,884) 1,574
CBOE Volatility Index (VIX) Future (48) February 2023 (937,234) 147,36 7
Chicago SRW Wheat Future
(a)
(87) March 2023 (3,311,438) 46,924
CME Ultra Long Term US Treasury Bond
Future
(101)
March 2023 (14,316,750) (286,586)
Coffee 'C' Future
(a)
(55) March 2023 (3,748,594) (328,444)
Cotton No.2 Future
(a)
(56) March 2023 (2,414,160) (23,170)
Crude Oil Future
(a)
(235) February 2023 (18,534,450) (267,240)
Euro Bund Future (327) March 2023 (48,635,874) 1,465,748
Euro-BOBL German Government Bond
Future
(412)
March 2023 (52,535,711) 846,230
Euro-BUXL 30 Year Bond Future (34) March 2023 (5,322,318) 601,186
Euro-OAT Future (31) March 2023 (4,432,134) 8,799

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
January 31, 2023 - (Unaudited)
Hard Red Winter Wheat Future
(a)
(36) March 2023 $ (1,581,750) $ (61,925)
Lean Hog Future
(a)
(58) April 2023 (2,005,060) 4,200
Light Sweet Crude Oil Future
(a)
(72) November 2023 (5,521,680) (210,420)
Milling Wheat Future
(a)
(84) March 2023 (1,313,784) 69,387
Natural Gas Future
(a)
(275) February 2023 (7,381,000) 4,839,980
Ultra 10 Year US Treasury Note Future (87) March 2023 (10,544,661) (154,583)
US Treasury Long Bond Future (80) March 2023 (10,390,000) (187,367)
$ 6,715,07 3
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.